Income Taxes - Components of Provision for Income Taxes (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal
State		67,324
Deferred:
Federal
State
TOTAL	$ 231,000	$ 67,324